MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Narrative (Details) - $ / shares	Mar. 31, 2021	Feb. 12, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion price (in usd per share)	$ 89,000	$ 8.00